NOTE 6 - DEBT DISCOUNT - Debt discount summarized (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Debt discount	$ 21,000	$ 13,822
Debt issuance	(151,500)
Amortization due to settlement	(13,822)
Amortization of debt issuance	$ (130,500)